Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Carrying Amount

Reconciliation of carrying amount

	Software	Other intangible assets	Total
	US$’000	US$’000	US$’000
Successor
Cost:
As at March 31, 2024	1,444	57	1,501
Disposals	(24)	—	(24)
As at March 31, 2025	1,420	57	1,477
Additions	523	—	523
Effect of movements in exchange rates	28	—	28
As at March 31, 2026	1,971	57	2,028

	Software	Other intangible assets	Total
	US$’000	US$’000	US$’000
Successor
Accumulated amortization and impairment losses:
As at March 31, 2024	(1,331)	(44)	(1,375)
Additions	(77)	(7)	(84)
Disposals	24	—	24
As at March 31, 2025	(1,384)	(51)	(1,435)
Additions	(65)	(2)	(67)
Effect of movements in exchange rates	(32)	—	(32)
As at March 31, 2026	(1,481)	(53)	(1,534)

Carrying amounts:
At March 31, 2025 (Successor)	36	6	42
At March 31, 2026 (Successor)	490	4	494